7. STOCKHOLDERS' EQUITY (Quarterly) (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended					12 Months Ended
	Feb. 18, 2021	Jan. 03, 2020	Mar. 31, 2021	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value			$ 0.001	$ 0.001				$ 0.001	$ 0.001
Common stock, shares authorized			200,000,000	200,000,000				200,000,000	200,000,000
Common stock, shares issued			90,964,265	104,425,830				104,964,265	104,425,830
Common stock, shares outstanding			90,964,265	104,425,830				104,964,265	104,425,830
Preferred stock, par value			$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized			1,000,000	1,000,000				1,000,000	1,000,000
Preferred stock, shares issued			0	0				0	0
Preferred stock, shares outstanding			0	0				0	0
Shares issued for cash, shares				5,500	4,875	68,732	8,478
Shares issued for cash, amount				$ 9,075	$ 10,126	$ 63,472	$ 5,197	$ 4,253	$ 87,870
Stock payable			291,976	$ 223,226				223,226	223,226
Stock repurchased during period, amount
Investor Private Placement
Shares issued for cash, shares		532
Shares issued for cash, amount		$ 868
Shares issued, purchase price per share		$ 1.63
Stock payable		$ 868
Seqoia, Inc. Stock Redemption
Stock repurchased during period, shares	14,000,000
Stock repurchased during period, amount	$ 1
Employment Agreement
Shares issued for employment agreement, shares			100,000
Shares issued for employment agreement, amount			$ 34,375
Shares issued, value per share			$ 2.75